Supplementary Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Schedule of financial expenses, net

	Year ended December 31,
	2018	2017	2016

Financial income:
Interest income	$-	$1	$-
Change in fair value of forward contracts which are not designated as hedging	-	12	-

	-	13	-
Financial expenses:
In respect of interest related to bank loans and bank fees	(192)	(259)	(307)
Change in fair value of forward contracts which are not designated as hedging	-	-	(5)
Other (mainly foreign currency transaction losses)	(63)	(51)	(27)

	(255)	(310)	(339)

	$(255)	$(297)	$(339)

Schedule of net earnings (loss) per share

		Year ended December 31,
		2018	2017	2016

1.	Numerator:
	Income	$990	$773	$360

	Net income available to Ordinary shareholders	$990	$773	$360

2.	Denominator (in thousands):

	Basic weighted average Ordinary shares outstanding (in thousands)	3,500	3,171	2,587
	Diluted weighted average Ordinary shares outstanding (in thousands)	3,500	3,171	2,593

	Basic and diluted income per share	$0.28	$0.24	$0.14